UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-01311
The GAMCO Mathers Fund
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)
registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: June 30, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.
GAMCO Mathers Fund
Semi-Annual Report
June 30, 2009
To Our Shareholders,
     The Sarbanes-Oxley Act’s corporate governance regulations require a Fund’s principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission (the “SEC”) on Form N-CSR. This certification covers the portfolio manager’s commentary and subjective opinions if they are attached to or a part of the financial statements.
     Rather than ask our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts only, we separated their commentary from the financial statements and investment portfolio and sent it to you separately to ensure that its content is complete and unrestricted. Both the commentary and the financial statements, including the portfolio of investments, are also available on our website at www.gabelli.com/funds.
     We trust that you understand that our approach is an unintended consequence of the ever increasing regulatory requirements affecting public companies generally. We hope the specific certification requirements of these regulations will be modified as they relate to mutual funds, since investment companies have different corporate structures and objectives from other public companies.

Sincerely yours,

Bruce N. Alpert
Executive Vice President

August 25, 2009

GAMCO Mathers Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2009 through June 30, 2009	Expense Table
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Table below illustrates your Fund’s costs in two ways:
Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.
Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case — because the hypothetical return used is not the Fund’s actual return — the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	01/01/09	06/30/09	Ratio	Period*

GAMCO Mathers Fund
Actual Fund Return
GAMCO Mathers	$1,000.00	$1,000.00	2.17%	$10.76

Hypothetical 5% Return
GAMCO Mathers	$1,000.00	$1,014.03	2.17%	$10.84

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of net assets as of June 30, 2009:
GAMCO Mathers Fund

Long Positions
U.S. Government Obligations	83.1%
Materials	5.4%
Wireless Communications	5.3%
Computer Software and Services	4.9%
Repurchase Agreements	1.5%
Health Care	0.2%
Other Assets and Liabilities (Net)	0.4%

Short Positions
Exchange Traded Funds	(0.8)%
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form
N-Q, the last of which was filed for the quarter ended March 31, 2009. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

GAMCO Mathers Fund
Schedule of Investments — June 30, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 15.8%

	Computer Software and Services — 4.9%
135,000	Sun Microsystems Inc. †	$1,242,618	$1,244,700

	Health Care — 0.2%
1,000	Cougar Biotechnology Inc. †	42,925	42,960

	Materials — 5.4%
230,000	NOVA Chemicals Corp.	1,340,909	1,363,900

	Wireless Communications — 5.3%
160,000	Centennial Communications Corp. †	1,323,746	1,337,600

	TOTAL COMMON STOCKS	3,950,198	3,989,160

Principal
Amount
	SHORT-TERM OBLIGATIONS — 84.6%

	Repurchase Agreements — 1.5%
$380,526	State Street Bank & Trust Co., 0.010%, dated 06/30/09, due 07/01/09, proceeds at maturity, $380,526 (a)	380,526	380,526

	U.S. Treasury Bills — 83.1%
21,000,000	U.S. Treasury Bill, 0.152%††, 07/23/09 (b)	20,998,075	20,998,075

	TOTAL SHORT-TERM OBLIGATIONS	21,378,601	21,378,601

	TOTAL INVESTMENTS — 100.4%	$25,328,799	25,367,761

	SECURITIES SOLD SHORT — (0.8)%
	(Proceeds received $194,090)		(193,840)

	Other Assets and Liabilities (Net) — 0.4%		106,930

	NET ASSETS — 100.0%		$25,280,851

Shares		Proceeds
	SECURITIES SOLD SHORT — (0.8)%
	Common Stocks Sold Short — (0.8)%
	Exchange Traded Funds — (0.8)%
2,000	iShares Russell 2000 Index	$102,242	$101,920
1,000	SPDR Trust, Ser. 1	91,848	91,920

		194,090	193,840

	TOTAL SECURITIES SOLD SHORT	$194,090	$193,840

(a)	Collateralized by $390,000 U.S. Treasury Bill, due 12/24/09, market value $389,337.

(b)	At June 30, 2009, $1,500,000 of the principal amount was pledged as collateral for securities sold short.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.
See accompanying notes to financial statements.

GAMCO Mathers Fund
Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

Assets:
Investments, at value (cost $24,948,273)	$24,987,235
Repurchase agreements at value (cost $380,526)	380,526
Receivable for investments sold	656,489
Receivable for Fund shares sold	107
Prepaid expenses	21,714

Total Assets	26,046,071

Liabilities:
Securities sold short (proceeds $194,090)	193,840
Payable to brokers	21,442
Payable for investments purchased	463,556
Payable for investment advisory fees	21,075
Payable for distribution fees	5,269
Other accrued expenses	60,038

Total Liabilities	765,220

Net Assets applicable to 2,415,428 shares outstanding	$25,280,851

Net Assets Consist of:
Paid-in capital, at $0.001 par value	$38,751,897
Accumulated net investment loss	(271,831)
Accumulated net realized loss on investments and securities sold short	(13,238,427)
Net unrealized appreciation on investments	38,962
Net unrealized appreciation on securities sold short	250

Net Assets	$25,280,851

Net Asset Value, offering, and redemption price per share ($25,280,851 ÷ 2,415,428 shares outstanding; unlimited number of shares authorized)	$10.47

Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Interest	$15,697

Total Investment Income	15,697

Expenses:
Investment advisory fees	132,775
Distribution fees	33,194
Trustees’ fees	28,787
Legal and audit fees	28,349
Shareholder communications expenses	18,049
Shareholder services fees	16,318
Registration expenses	11,146
Custodian fees	7,461
Interest expense	116
Miscellaneous expenses	11,334

Total Expenses	287,529

Less:
Custodian fee credits	(1)

Net Expenses	287,528

Net Investment Loss	(271,831)

Net Realized and Unrealized Gain/(Loss) on Investments and Securities Sold Short:
Net realized gain on investments	211,681
Net realized gain on securities sold short	24,995

Net realized gain on investments and securities sold short	236,676

Net change in unrealized appreciation/ depreciation on investments	18,361
Net change in unrealized appreciation/ depreciation on securities sold short	33

Net change in unrealized appreciation/ depreciation on investments and securities sold short	18,394

Net Realized and Unrealized Gain/(Loss) on Investments and Securities Sold Short	255,070

Net Decrease in Net Assets Resulting from Operations	$(16,761)

See accompanying notes to financial statements.

GAMCO Mathers Fund
Statement of Changes in Net Assets

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Operations:
Net investment loss	$(271,831)	$(144,476)
Net realized gain on investments and securities sold short	236,676	208,905
Net change in unrealized appreciation/depreciation on investments and securities sold short	18,394	(10,548)

Net Increase/(Decrease) in Net Assets Resulting from Operations	(16,761)	53,881

Distributions to Shareholders:
Net investment income	—	(2,592)

Total Distributions to Shareholders	—	(2,592)

Shares of Beneficial Interest Transactions:
Net increase/(decrease) in net assets from shares of beneficial interest transactions	(1,845,919)	758,424

Redemption Fees	93	563

Net Increase/(Decrease) in Net Assets	(1,862,587)	810,276

Net Assets:
Beginning of period	27,143,438	26,333,162

End of period (including undistributed net investment income of $0 and $0, respectively)	$25,280,851	$27,143,438

See accompanying notes to financial statements.

GAMCO Mathers Fund
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period:

	Six Months Ended
	June 30, 2009		Year Ended December 31,
	(Unaudited)		2008		2007	2006	2005	2004
Operating Performance:
Net asset value, beginning of period	$10.47		$10.45		$10.36	$10.44	$10.49	$10.60

Net investment income/(loss) (a)	(0.11)		(0.06)		0.24	0.32	0.13	(0.06)
Net realized and unrealized gain/(loss) on investments and securities sold short	0.11		0.08		0.13	(0.02)	—	(0.05)

Total from investment operations	—		0.02		0.37	0.30	0.13	(0.11)

Distributions to Shareholders:
Net investment income	—		(0.00	)(b)	(0.28)	(0.38)	(0.18)	—

Total distributions	—		(0.00	)(b)	(0.28)	(0.38)	(0.18)	—

Redemption Fees	0.00	(b)	0.00	(b)	0.00 (b)	—	0.00 (b)	—

Net Asset Value, End of Period	$10.47		$10.47		$10.45	$10.36	$10.44	$10.49

Total return †	0.00%		0.20%		3.56%	2.88%	1.23%	(1.04)%

Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$25,281		$27,143		$26,333	$31,103	$37,614	$41,258
Ratio of net investment income/(loss) to average net assets	(2.05)	%(c)	(0.55)%		2.25%	2.99%	1.27%	(0.61)%
Ratio of operating expenses to average net assets	2.17	%(c)	2.13%		2.28%	2.14%	2.14%	1.90%
Ratio of operating expenses to average net assets excluding the effect of dividends on securities sold short	2.17	%(c)	2.13%		2.15%	1.87%	1.85%	1.77%
Portfolio turnover rate ††	389%		9,150%		226%	121%	149%	176%

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.

††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the years ended December 31, 2005 and 2004 would have been 184% and 207%, respectively. The portfolio turnover rate for the years ended 2007 and 2006 would have been as shown.

(a)	Per share data is calculated using the average shares outstanding method.

(b)	Amount represents less than $0.005 per share.

(c)	Annualized.
See accompanying notes to financial statements.

GAMCO Mathers Fund
Notes to Financial Statements (Unaudited)
1. Organization. GAMCO Mathers Fund (the “Fund”), was organized on June 17, 1999 as a Delaware statutory trust. The Fund commenced investment operations on October 1, 1999 as the successor to the Mathers Fund, Inc. (the “Mathers Fund”) which was organized on March 31, 1965 as a Maryland corporation. The Mathers Fund commenced investment operations on August 19, 1965. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is long-term capital appreciation.
2. Significant Accounting Policies. The preparation of financial statements in accordance with United States (“U.S.”) generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt (“ADR”) securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

GAMCO Mathers Fund
Notes to Financial Statements (Continued) (Unaudited)
Statement of Financial Accounting Standard No. 157, “Fair Value Measurements” (“SFAS 157”) clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of June 30, 2009 is as follows:

	Investments in Securities	Investments in Securities
	(Market Value)	(Market Value)
Valuation Inputs	Assets	Liabilities
Level 1 — Quoted Prices*	$3,989,160	$(193,840)
Level 2 — Other Significant Observable Inputs**	21,378,601	—

Total	$25,367,761	$(193,840)

*	The industry classifications are detailed in the Schedule of Investments.

**	The Level 2 securities represent U.S. Treasury Bills and Repurchase Agreements as detailed in the Schedule of Investments.
There were no Level 3 investments held at December 31, 2008 or June 30, 2009.
Derivative Financial Instruments.
The Fund may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent

GAMCO Mathers Fund
Notes to Financial Statements (Continued) (Unaudited)
payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At June 30, 2009, there were no open futures contracts.
Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to always receive and maintain securities as collateral whose market value, including accrued interest, is at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2009, the Fund had an investment of $380,526 in a repurchase agreement.
Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. Securities sold short at June 30, 2009, are reported in the Schedule of Investments.
Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.
Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

GAMCO Mathers Fund
Notes to Financial Statements (Continued) (Unaudited)
Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations.
Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the net asset value (“NAV”) per share of the Fund.
The tax character of distributions paid during the year ended December 31, 2008 was $2,592 of ordinary income.
Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
At December 31, 2008, the Fund had net capital loss carryforwards for federal income tax purposes of $13,474,608, which are available to reduce future required distributions of net capital gains to shareholders. $11,427,048 is available through 2010; $670,200 is available through 2011; $280,466 is available through 2012; and $1,096,894 is available through 2014.
During the year ended December 31, 2008, the GAMCO Mathers Fund utilized capital loss carryforwards of $196,829.
The following summarizes the tax cost of investments, proceeds from short sales, and the related unrealized appreciation/depreciation at June 30, 2009:

		Gross	Gross
	Cost/	Unrealized	Unrealized	Net Unrealized
	(Proceeds)	Appreciation	Depreciation	Appreciation
Investments	$25,328,854	$38,962	$(55)	$38,907
Short sales	(194,090)	322	(72)	250

	$25,134,764	$39,284	$(127)	$39,157

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years

GAMCO Mathers Fund
Notes to Financial Statements (Continued) (Unaudited)
for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.
The Fund pays each Trustee who is not considered to be an affiliated person an annual retainer of $5,000 plus $1,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Trustee each receive an annual fee of $1,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.
4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. For the six months ended June 30, 2009, the Fund incurred distribution costs payable to Gabelli & Company, Inc. (“Gabelli & Company”), an affiliate of the Adviser, of $33,194, or 0.25% of its average daily net assets, the annual limitation under the Plan. Such payments are accrued daily and paid monthly.
5. Portfolio Securities. Purchases and sales of securities for the six months ended June 30, 2009, other than short-term securities and U.S. Government obligations, aggregated $10,435,811 and $6,817,652, respectively.
6. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR plus 100 basis points or the sum of Fed Funds plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. During the six months ended June 30, 2009, there were no borrowings under the line of credit.
7. Shares of Beneficial Interest. Transactions in shares of beneficial interest were as follows:

	Six Months Ended
	June 30, 2009		Year Ended
	(Unaudited)		December 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	149,703	$1,569,808	436,153	$4,578,379
Shares issued upon reinvestment of distributions	—	—	230	2,412
Shares redeemed	(326,260)	(3,415,727)	(363,953)	(3,822,367)

Net increase/(decrease)	(176,557)	$(1,845,919)	72,430	$758,424

GAMCO Mathers Fund
Notes to Financial Statements (Continued) (Unaudited)
The Fund imposes a redemption fee of 2.00% on shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended June 30, 2009 and the year ended December 31, 2008 amounted to $93 and $563, respectively.
The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.
8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Other Matters. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC’s inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act, and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC’s findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan being developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex including the Fund. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Fund or the Adviser or its ability to fulfill its obligations under the Advisory Agreement.
10. Subsequent Events. Management has evaluated the impact of all subsequent events on the Fund through August 25, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli/GAMCO Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients. Teton Advisors, Inc. is a publicly held company that provides investment advisory services to the GAMCO Westwood Funds.
What kind of non-public information do we collect about you if you become a shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GABELLI FAMILY OF FUNDS
VALUE
Gabelli Asset Fund
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund’s primary objective is growth of capital. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Blue Chip Value Fund
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund’s objective is to identify a catalyst or sequence of events that will return the company to a higher value. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
GAMCO Westwood Equity Fund
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood’s proprietary growth rate estimates. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Susan M. Byrne
FOCUSED VALUE
Gabelli Value Fund
Seeks to invest in securities of companies believed to be undervalued. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
SMALL CAP VALUE
Gabelli Small Cap Fund
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood SmallCap Equity Fund
Seeks to invest primarily in smaller capitalization equity securities — market caps of $2.5 billion or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Nicholas F. Galluccio
Gabelli Woodland Small Cap Value Fund
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company’s value. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Elizabeth M. Lilly, CFA
GROWTH
GAMCO Growth Fund
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Howard F. Ward, CFA
GAMCO International Growth Fund
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification. (Multiclass)
Portfolio Manager: Caesar Bryan
AGGRESSIVE GROWTH
GAMCO Global Growth Fund
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world’s marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
MICRO-CAP
GAMCO Westwood Mighty MitesSM Fund
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Team Managed
EQUITY INCOME
Gabelli Equity Income Fund
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an emphasis on income. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood Balanced Fund
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund’s primary objective is both capital appreciation and current income. (Multiclass)
Co-Portfolio Managers: Susan M. Byrne
Mark Freeman, CFA
GAMCO Westwood Income Fund
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
SPECIALTY EQUITY
GAMCO Global Convertible Securities Fund
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund’s primary objective is total return through a combination of current income and capital appreciation. (Multiclass)
Team Managed
GAMCO Global Opportunity Fund
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
Gabelli SRI Green Fund
Seeks to invest in common and preferred stocks meeting guidelines for social responsibility (avoiding defense contractors and manufacturers of alcohol, abortifacients, gaming, and tobacco products) and sustainability (companies engaged in climate change, energy security and independence, natural resource shortages,organic living,and urbanization). The Fund’s primary objective is capital appreciation. (Multiclass)
Co-Portfolio Managers: Christopher C. Desmarais
John M. Segrich, CFA
SECTOR
GAMCO Global Telecommunications Fund
Seeks to invest in telecommunications companies throughout the world — targeting undervalued companies with strong earnings and cash flow dynamics. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
GAMCO Gold Fund
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund’s objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (Multiclass)
Portfolio Manager: Caesar Bryan
Gabelli Utilities Fund
Seeks to provide a high level of total return through a combination of capital appreciation and current income. (Multiclass)
Team Managed
MERGER AND ARBITRAGE
Gabelli ABC Fund
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund’s primary objective is total return in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Enterprise Mergers and Acquisitions Fund
Seeks to invest in securities believed to be likely acquisition targets within 12–18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
CONTRARIAN
GAMCO Mathers Fund
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Henry Van der Eb, CFA
Comstock Capital Value Fund
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (Multiclass)
Portfolio Manager: Martin Weiner, CFA
FIXED INCOME
GAMCO Westwood Intermediate Bond Fund
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund’s primary objective is total return. (Multiclass)
Portfolio Manager: Mark Freeman, CFA
CASH MANAGEMENT-MONEY MARKET
Gabelli U.S. Treasury Money Market Fund
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund’s primary objective is to provide high current income consistent with the preservation of principal and liquidity. (No-load)
Co-Portfolio Managers: Judith A. Raneri
Ronald S. Eaker
An investment in the above Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Funds may invest in foreign securities which involve risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.
To receive a prospectus, call 800-GABELLI (422-3554). Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

GAMCO Mathers Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Trustees

Mario J. Gabelli, CFA	Anthony R. Pustorino
Chairman and Chief	Certified Public Accountant,
Executive Officer	Professor Emeritus
GAMCO Investors, Inc.	Pace University

E. Val Cerutti	Werner J. Roeder, MD
Chief Executive Officer	Medical Director
Cerutti Consultants, Inc.	Lawrence Hospital

Anthony J. Colavita	Henry G. Van der Eb, CFA
President	President and Chief
Anthony J. Colavita, P.C.	Executive Officer
GAMCO Mathers Fund

Vincent D. Enright
Former Senior Vice President	Anthonie C. van Ekris
and Chief Financial Officer	Chairman
KeySpan Corp.	BALMAC International, Inc.

Officers and Portfolio Manager

Henry G. Van der Eb, CFA	Anne E. Morrissy, CFA
President and	Executive Vice President
Portfolio Manager

Heidi M. Koontz
Bruce N. Alpert	Vice President
Executive Vice President
and Secretary	Edith L. Cook
Vice President

Agnes Mullady
Treasurer	Peter D. Goldstein
Chief Compliance Officer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
This report is submitted for the general information of the shareholders of The GAMCO Mathers Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAB1726Q209SR
GAMCO
GAMCO
Mathers
Fund
SEMI ANNUAL REPORT
JUNE 30, 2009

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	The GAMCO Mathers Fund

By (Signature and Title)*	/s/ Henry G. Van der Eb
Henry G. Van der Eb, Chief Executive Officer

Date 9/1/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Henry G. Van der Eb
Henry G. Van der Eb, Chief Executive Officer

Date 9/1/09

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer
Date 9/1/09

*	Print the name and title of each signing officer under his or her signature.